Derivative financial instruments - Change in fair value of the derivative instruments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Derivative financial instruments
Change in fair value of the derivative instruments	$ (8,445)	$ 643	$ (69,391)	$ (165,061)
Foreign exchange swaps/nondeliverable forwards
Derivative financial instruments
Change in fair value of the derivative instruments	(3,247)	1,263	(65,356)	(2,111)
Interest rate caps
Derivative financial instruments
Change in fair value of the derivative instruments	62		475
Embedded options within listed bonds
Derivative financial instruments
Change in fair value of the derivative instruments	$ (5,260)	$ (620)	$ (4,510)	$ (162,950)